Intangible assets, net (Tables)	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets, net consists of the following:

	As of	As of
	September 30,	September 30,
	2025	2024
Purchased games	$704,000	-
Less: accumulated amortization	(24,867)	-
Intangible assets, net	$679,133	-

Schedule of amortization expenses
Amortization
Twelve months ending September 30,	expense
2026	$140,796
2027	140,796
2028	140,796
2029	140,796
2030	115,949
Total	$679,133